Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Principal Accounting Policies
Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions

The following amounts and balances of Shanghai Zunyi and its subsidiary were included in the Group’s consolidated financial statement after the elimination of intercompany balances and transactions:

	As of
	December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalent	13,946	44,076
Accounts receivable, net	262,556	220,229
Inventories	3,033	160
Advance to suppliers	966	2,041
Amounts due from related parties	420	3
Prepayments and other current assets	4,442	1,632
Property and equipment, net	1,797	1,495
Intangible assets	13,084	38,126
Total assets	300,244	307,762
Accounts payable	19,331	19,469
Amounts due to related parties	—	15,727
Income tax payables	497	959
Accrued expenses and other current liabilities	49,259	81,374
Total liabilities	69,087	117,529

	For Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues(1)	869,580	809,547	616,206
Net income(2)	87,897	47,090	24,911
Net cash provided by operating activities(3)	14,050	(7,440)	31,698
Net cash used in investing activities	(15,997)	(10,246)	(4,053)
(1)	Included inter-company service revenue generated from other consolidated subsidiaries of RMB20,590, RMB61,333 and RMB43,846 for the year ended December 31, 2020, 2021 and 2022, respectively

(2)	Included inter-company service fees charged by other consolidated subsidiaries of RMB558,948, RMB599,693 and RMB452,139 for the year ended December 31, 2020, 2021 and 2022, respectively

(3)	Included inter-company operating cash outflow of RMB735,580, RMB757,749 and RMB152,201 for the years ended December 31, 2020, 2021 and 2022, respectively.

Schedule of concentration of customers and suppliers

The following customer accounted for 10% or more of net revenue for the years ended December 31, 2020, 2021 and 2022:

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
A	1,275,875	989,904	1,094,564

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
A	476,851	477,915

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2020, 2021 and 2022:

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
B	1,813,669	1,487,017	1,007,377

Schedule of estimated useful lives and residual rates

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Buildings	44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Summary of Useful lives of Intangible assets

Item	Useful years
Internally developed software	3 years
Trademark	10 years
Supplier relationship	10 years
Customer relationship	From 2 years to 10 years
Brand	5 years
Franchising	8 years
Technology	From 3 years to 5 years